Revenue (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of revenue by major source
	Three Months Ended
	June 30,
	2018	2017
	(Unaudited)	(Unaudited)
Revenue:
Professional services	$23	$750
Software as a Service	12	3
	$35	$753

	2019	2018
Revenue:
Walmart	$1,000	$500
Software as a Service (“SaaS”)	62	57
Hardware Sales	-	1
	$1,062	$558